Document and Entity Information	3 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	AOIL
Entity Registrant Name	ARMADA OIL, INC.
Entity Central Index Key	0001081074
Entity Filer Category	Smaller Reporting Company